Taxation - Components of income tax (expense) benefit (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Taxation
Current income tax expense (benefit)	¥ (2,909)		¥ 5,474
Income tax expense	¥ (2,909)	$ (401)	¥ 5,474